Income Tax	3 Months Ended
Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax
3. Income tax

	For the Three Months Ended March 31,
	2021	2020
	(in thousands)
	£	£
Current tax:
In respect of current period U.K.	1,706	1,315
In respect of current period U.S.	—	—

	1,706	1,315
Deferred tax:
In respect of current period U.S.	(4)	(4)
In respect of prior period U.S.	—	(1)

Income tax credit	1,702	1,310

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	March 31, 2021	December 31, 2020
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	11,525	9,818
U.S. tax	4	4

	11,529	9,822

Deferred tax asset
U.S. deferred tax asset	40	44